UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-0547

                             Scudder Technology Fund
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Technology Fund
Investment Portfolio as of July 31, 2004 (unaudited)

                                                                                               Shares                 Value($)
                                                                                               ------                 --------
Common Stocks 96.8%
Consumer Discretionary 3.5%
Internet & Catalog Retail 3.5%
eBay, Inc.*                                                                                   608,100              47,632,473

Information Technology 92.6%
Communications Equipment 16.3%
Avocent Corp.*                                                                                432,585              12,951,595
Cisco Systems, Inc.*                                                                        2,888,489              60,253,881
Corning, Inc.*                                                                              1,975,000              24,411,000
Juniper Networks, Inc.(c) *                                                                   645,600              14,822,976
Lucent Technologies, Inc.(c) *                                                              1,945,000               5,932,250
Motorola, Inc.                                                                              3,157,707              50,302,272
QLogic Corp.*                                                                                 279,600               6,836,220
QUALCOMM, Inc.                                                                                589,452              40,719,344
Scientific-Atlanta, Inc.                                                                      275,600               8,474,700
                                                                                                                  -----------
                                                                                                                  224,704,238

Computers & Peripherals 16.5%
ATI Technologies, Inc.*                                                                       491,800               7,917,980
Dell, Inc.*                                                                                 1,089,200              38,633,924
EMC Corp.*                                                                                  4,885,400              53,592,838
Hewlett-Packard Co.                                                                         3,872,441              78,029,686
Lexmark International, Inc.*                                                                  304,468              26,945,418
Network Appliance, Inc.*                                                                      533,100              10,294,161
Quanta Computer, Inc.                                                                       7,140,683              11,554,503
                                                                                                                  -----------
                                                                                                                  226,968,510

Electronic Equipment & Instruments 4.2%
Agilent Technologies, Inc.*                                                                 1,079,013              25,691,300
Celestica, Inc.(c) *                                                                          591,200              10,139,080
Flextronics International Ltd.*                                                             1,722,100              21,646,797
                                                                                                                  -----------
                                                                                                                   57,477,177

Internet Software & Services 3.0%
Check Point Software Technologies Ltd.*                                                     1,055,200              20,987,928
Yahoo!, Inc.*                                                                                 650,100              20,023,080
                                                                                                                  -----------
                                                                                                                   41,011,008

IT Consulting & Services 7.9%
Accenture Ltd. "A"*                                                                           620,600              15,285,378
Affiliated Computer Services, Inc. "A"(c) *                                                   463,200              24,040,080
Cognizant Technology Solutions Corp.*                                                         331,200               9,124,560
Convergys Corp.*                                                                              498,900               6,605,436
First Data Corp.                                                                              462,243              20,620,660
Paychex, Inc.                                                                                 597,975              18,363,812
Unisys Corp.*                                                                               1,397,500              14,310,400
                                                                                                                  -----------
                                                                                                                  108,350,326

Semiconductors & Semiconductor Equipment 22.5%
Altera Corp.*                                                                                 640,600              13,337,292
ASML Holding NV*                                                                              823,828              11,706,596
Atmel Corp.*                                                                                  592,500               2,535,900
Broadcom Corp. "A"*                                                                           906,408              32,050,587
Infineon Technologies AG (ADR)(c) *                                                           826,200               9,055,152
Intel Corp.                                                                                 3,101,300              75,609,694
KLA-Tencor Corp.*                                                                             233,600               9,626,656
Koninklijke (Royal) Philips Electronics NV (New York Shares)                                  563,500              13,653,605
Linear Technology Corp.                                                                       392,266              15,337,600
Marvell Technology Group Ltd.*                                                                613,800              14,252,436
Maxim Integrated Products, Inc.                                                               557,473              26,814,451
Microchip Technology, Inc.(c)                                                                 590,700              17,112,579
National Semiconductor Corp.*                                                               1,268,400              21,753,060
Novellus Systems, Inc.(c) *                                                                   507,500              13,702,500
Samsung Electronics Co., Ltd.                                                                  34,990              12,465,468
Texas Instruments, Inc.                                                                       995,700              21,238,281
                                                                                                                  -----------
                                                                                                                  310,251,857

Software 22.2%
Amdocs Ltd.*                                                                                  267,600               5,806,920
BEA Systems, Inc.(c) *                                                                      3,337,909              21,663,030
Intuit, Inc.(c) *                                                                             603,678              22,601,704
Mercury Interactive Corp.*                                                                    162,300               5,933,688
Microsoft Corp.                                                                             4,232,256             120,450,006
Oracle Corp.*                                                                               4,662,700              49,004,977
SAP AG (ADR)                                                                                  296,100              11,846,961
Symantec Corp.*                                                                               400,300              18,718,028
TIBCO Software, Inc.*                                                                       3,181,800              22,495,326
VERITAS Software Corp.*                                                                     1,454,150              27,716,099
                                                                                                                  -----------
                                                                                                                  306,236,739

Telecommunication Services 0.7%
Wireless Telecommunication Services
Telefonaktiebolaget LM Ericsson (ADR)*                                                        374,100               9,992,211


Total Common Stocks (Cost $1,262,525,125)                                                                       1,332,624,539

Preferred Stocks 0.0%
Information Technology 0.0%
Communications Equipment 0.0%
Chorum Technologies, Inc. "F"* (e)                                                          7,879,747                 173,354

Software 0.0%
Planetweb, Inc. "E"* (e)                                                                    1,838,235                       0


Total Preferred Stocks (Cost $19,217,416)                                                                             173,354

Other Investments 0.9%
Adams Capital Management III LP (1.2% limited partnership interest)* (e)                  -                         2,007,855
Adams Capital Management LP (3.6% limited partnership interest)* (e)                      -                           466,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (e)                           -                         3,078,275
Asset Management Association 1996 LP (2.5% limited partnership interest)* (e)             -                         1,497,800
Asset Management Association 1998 LP (3.5% limited partnership interest)* (e)             -                           975,600
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (e)              -                            57,800
GeoCapital III LP (5.0% limited partnership interest)* (e)                                -                           272,800
GeoCapital IV LP (2.9% limited partnership interest)* (e)                                 -                         1,188,000
Hambrecht & Quist Group Venture Partners* (e)                                             -                             7,000
Med Venture Associates II LP (6.1% limited partnership interest)* (e)                     -                           160,600
Med Venture Associates III LP (2.7% limited partnership interest)* (e)                    -                         1,859,400
Sevin Rosen Fund V (2.8% limited partnership interest)* (e)                               -                           551,400


Total Other Investments (Cost $28,815,976)                                                                         12,122,530

Securities Lending Collateral 1.9%
Daily Assets Fund Institutional 1.29% (b) (d)
(Cost $26,299,118)                                                                         26,299,118              26,299,118

Cash Equivalents 0.4%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $5,677,809)                                                                           5,677,809               5,677,809




Total Investment Portfolio  (Cost $1,342,535,444)                                                               1,376,897,350
                                                                                                               ==============

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $25,107,754, which is 1.8% of total net assets.

(d)  Represents collateral held in connection with securities lending.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. These securities represent non-listed and venture backed start-up businesses. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

                                                                                                                     Value as %
Schedule of Restricted Securities         Acquisition Date               Acquisition Cost ($)         Value ($)      of Net Assets
---------------------------------         ----------------               --------------------         ---------      -------------
Adams Capital Management III LP           October 1997 to May 2004                  2,675,000          2,007,855       0.15
Adams Capital Management LP               November 2000 to August 2000              1,889,204            466,000       0.03
Alloy Venture 2000 LP                     April 2000 to June 2003                   4,119,304          3,078,275       0.23
Asset Management Association 1996 LP      June 1996 to July 2000                    1,691,465          1,497,800       0.11
Asset Management Association 1998 LP      December 1998 to November 2001            2,816,280            975,600       0.07
Chorum Technologies, Inc. "F"             September 2001 to December 2001           9,217,417            173,354       0.01
Crosspoint Venture Partners 1993 LP       April 1993 to November 1998                 132,184             57,800        0
GeoCapital III LP                         December 1993 to December 1996            1,070,773            272,800       0.02
GeoCapital IV LP                          April 1996 to March 2000                  2,447,407          1,188,000       0.09
Hambrecht & Quist Group Venture Partners  March 2000                                7,000,000              7,000        0
Med Venture Associates II LP              May 1996 to January 2002                    999,271            160,600       0.01
Med Venture Associates III LP             September 1998 to October 2003            1,624,213          1,859,400       0.14
Planetweb, Inc. "E" preferred stock       September 2000                            9,999,999                  0        0
Sevin Rosen Fund V                        April 1996 to June 2001                   2,350,875            551,400       0.04
Total Restricted Securities                                                                           12,295,884       0.90



Written Options                                Contracts      Expiration Date     Strike Price ($)             Value ($)
---------------                                ---------      ---------------     ----------------             ---------
Call Options
eBay, Inc.                                            837           8/21/2004          90                       8,370
Microchip Technology, Inc.                            950           8/21/2004          30                      66,500
QUALCOMM, Inc.                                      2,044           8/21/2004          70                     357,700
Symantec Corp.                                      1,516           8/21/2004          45                     401,740
TIBCO Software, Inc.                                  304           8/21/2004         8.5                           0
Put Options
Veritas Software Corp.                              2,068           8/25/2004         6.0                   1,240,800
Total Outstanding written options (Premiums received $1,394,138)                                            2,075,110

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Technology Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Technology Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004